Pay vs Performance Disclosure	12 Months Ended
	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Fiscal Year (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (c)(1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e)(1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands) (h)(4)	Base Business Operating Profit Growth (i)(5)
					Total Shareholder Return (f)(3)	Peer Group Total Shareholder Return (g)(3)

2023	$6,981,645	$3,332,104	$2,300,758	$72,661	$113.14	$137.60	$487,493	(3)%

2022	$8,432,113	$7,015,612	$2,500,576	$1,683,456	$118.41	$128.69	$513,103	13%

2021	$10,308,750	$11,919,691	$3,091,051	$2,028,682	$132.51	$142.05	$454,368	34%

(1)
Sundaram Nagarajan served as our principal executive officer (“PEO”) for the full year for each of fiscal 2023, 2022 and 2021. For fiscal 2023, our non-PEO
named executive officers (“NEOs”) included Joseph P. Kelley, Jeffrey A. Pembroke, Stephen P. Lovass, and James E. DeVries. For fiscal 2022, our non-PEO
NEOs included
Joseph P. Kelley, Jeffrey A. Pembroke, Stephen P. Lovass and Jennifer L. McDonough. For fiscal 2021, our non-PEO
NEOs included Joseph P. Kelley, Gregory P. Merk, Jeffrey A. Pembroke and Stephen P. Lovass.

(2)
For each of fiscal 2023, 2022 and 2021, the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO
NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

SUNDARAM NAGARAJAN	2023		2022		2021

Summary Compensation Table Total for PEO (column (b))		$6,981,645		$8,432,113		$10,308,750

- aggregate change in actuarial present value of pension benefits	-$	1,370,568	-$	927,052	-$	599,499

+ service cost of pension benefits		$323,038		$372,875		$414,386

+ prior service cost of pension benefits		$—		$—		$14,728

- SCT “Stock Awards” column value		$3,110,106		$2,997,098		$5,830,079

- SCT “Option Awards” column value		$2,012,792		$2,475,660		$1,970,346

+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end		$2,488,293		$4,375,965		$7,643,426

[+/-] year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	-$	813,409	-$	1,167,627		$2,449,803

+ vesting date fair value of equity awards granted and vested in the covered year		$713,027		$1,370,250		$—

[+/-] year-over-year change in fair value of equity awards granted in prior years that vested in the covered year		$96,827		$23,961	-$	902,267

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year		$—		$—		$—

+ dollar value of dividends/earnings paid on equity awards in the covered year		$36,149		$7,885		$—

[+ excess fair value for equity award modifications]		$—		$—		$—

Compensation Actually Paid to PEO (column (c))		$3,332,104		$7,015,612		$11,919,691

AVERAGE FOR NON-PEO NEOS	2023		2022		2021

Average SCT Total for Non-PEO NEOs (column (d))		$2,300,758		$2,500,576		$3,091,051

- aggregate change in actuarial present value of pension benefits	-$	1,727,477	-$	642,927	-$	2,051,879

+ service cost of pension benefits		$89,347		$86,118		$131,937

+ prior service cost of pension benefits		$—		$—		$4,608

- SCT “Stock Awards” column value		$992,847		$784,400		$1,246,865

- SCT “Option Awards” column value		$447,847		$518,945		$418,909

+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end		$854,453		$1,048,192		$1,778,869

[+/-] year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	-$	175,572	-$	229,852		$895,006

+ vesting date fair value of equity awards granted and vested in the covered year,		$109,324		$292,838		$—

[+/-] year-over-year change in fair value of equity awards granted in prior years that vested in the covered year		$50,727	-$	71,519	-$	155,932

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year		$—		$—		$—

+ dollar value of dividends/earnings paid on equity awards in the covered year		$11,795		$3,377		$795

[+ excess fair value for equity award modifications]		$—		$—		$—

Average Compensation Actually Paid to Non-PEO NEOs (column (e))		$72,661		$1,683,456		$2,028,682

(3)
For each of fiscal 2023, 2022 and 2021, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on October 31, 2020. The yearly percentage change in cumulative total shareholder return was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period from October 31, 2020 through and including the last day of the covered fiscal year (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the year-end
values of such investment as of the end of fiscal 2023, 2022 and 2021, as applicable. For purposes of this pay versus performance disclosure, our peer group is the
S&P MidCap 400 Ind. Machinery Index (the “Peer Group”).
Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4)	Net income is calculated in accordance with GAAP.

(5)	The Company-selected measure of Base Business Operating Profit Growth is calculated set forth as described in “Executive Compensation Discussion and Analysis” above.

Company Selected Measure Name	Base Business Operating Profit Growth
Named Executive Officers, Footnote	For fiscal 2023, our
non-PEO
named executive officers (“NEOs”) included Joseph P. Kelley, Jeffrey A. Pembroke, Stephen P. Lovass, and James E. DeVries. For fiscal 2022, our non-PEO
NEOs included
Joseph P. Kelley, Jeffrey A. Pembroke, Stephen P. Lovass and Jennifer L. McDonough. For fiscal 2021, our non-PEO
	NEOs included Joseph P. Kelley, Gregory P. Merk, Jeffrey A. Pembroke and Stephen P. Lovass.
Peer Group Issuers, Footnote	For each of fiscal 2023, 2022 and 2021, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on October 31, 2020. The yearly percentage change in cumulative total shareholder return was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period from October 31, 2020 through and including the last day of the covered fiscal year (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the year-end
values of such investment as of the end of fiscal 2023, 2022 and 2021, as applicable. For purposes of this pay versus performance disclosure, our peer group is the
S&P MidCap 400 Ind. Machinery Index (the “Peer Group”).
	Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
PEO Total Compensation Amount	$ 6,981,645	$ 8,432,113	$ 10,308,750
PEO Actually Paid Compensation Amount	$ 3,332,104	7,015,612	11,919,691
Adjustment To PEO Compensation, Footnote

SUNDARAM NAGARAJAN	2023		2022		2021

Summary Compensation Table Total for PEO (column (b))		$6,981,645		$8,432,113		$10,308,750

- aggregate change in actuarial present value of pension benefits	-$	1,370,568	-$	927,052	-$	599,499

+ service cost of pension benefits		$323,038		$372,875		$414,386

+ prior service cost of pension benefits		$—		$—		$14,728

- SCT “Stock Awards” column value		$3,110,106		$2,997,098		$5,830,079

- SCT “Option Awards” column value		$2,012,792		$2,475,660		$1,970,346

+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end		$2,488,293		$4,375,965		$7,643,426

[+/-] year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	-$	813,409	-$	1,167,627		$2,449,803

+ vesting date fair value of equity awards granted and vested in the covered year		$713,027		$1,370,250		$—

[+/-] year-over-year change in fair value of equity awards granted in prior years that vested in the covered year		$96,827		$23,961	-$	902,267

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year		$—		$—		$—

+ dollar value of dividends/earnings paid on equity awards in the covered year		$36,149		$7,885		$—

[+ excess fair value for equity award modifications]		$—		$—		$—

Compensation Actually Paid to PEO (column (c))		$3,332,104		$7,015,612		$11,919,691

Non-PEO NEO Average Total Compensation Amount	$ 2,300,758	2,500,576	3,091,051
Non-PEO NEO Average Compensation Actually Paid Amount	$ 72,661	1,683,456	2,028,682
Adjustment to Non-PEO NEO Compensation Footnote

AVERAGE FOR NON-PEO NEOS	2023		2022		2021

Average SCT Total for Non-PEO NEOs (column (d))		$2,300,758		$2,500,576		$3,091,051

- aggregate change in actuarial present value of pension benefits	-$	1,727,477	-$	642,927	-$	2,051,879

+ service cost of pension benefits		$89,347		$86,118		$131,937

+ prior service cost of pension benefits		$—		$—		$4,608

- SCT “Stock Awards” column value		$992,847		$784,400		$1,246,865

- SCT “Option Awards” column value		$447,847		$518,945		$418,909

+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end		$854,453		$1,048,192		$1,778,869

[+/-] year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	-$	175,572	-$	229,852		$895,006

+ vesting date fair value of equity awards granted and vested in the covered year,		$109,324		$292,838		$—

[+/-] year-over-year change in fair value of equity awards granted in prior years that vested in the covered year		$50,727	-$	71,519	-$	155,932

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year		$—		$—		$—

+ dollar value of dividends/earnings paid on equity awards in the covered year		$11,795		$3,377		$795

[+ excess fair value for equity award modifications]		$—		$—		$—

Average Compensation Actually Paid to Non-PEO NEOs (column (e))		$72,661		$1,683,456		$2,028,682

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List
The following table lists the five financial performance measures (as defined and described in Executive Compensation Discussion and Analysis above) that we believe represent the most important financial performance measures we use to link compensation actually paid to our NEOs for fiscal 2023 to our performance:

EPS Growth
ROIC
EBITDA Margin
Organic Revenue Growth
Base Business Operating Profit Growth

Total Shareholder Return Amount	$ 113.14	118.41	132.51
Peer Group Total Shareholder Return Amount	137.6	128.69	142.05
Net Income (Loss)	$ 487,493,000	$ 513,103,000	$ 454,368,000
Company Selected Measure Amount	(3)	13	34
PEO Name	Sundaram Nagarajan
Measure:: 1
Pay vs Performance Disclosure
Name	EPS Growth
Measure:: 2
Pay vs Performance Disclosure
Name	ROIC
Measure:: 3
Pay vs Performance Disclosure
Name	EBITDA Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Organic Revenue Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Base Business Operating Profit Growth
PEO | Aggregate Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,370,568)	$ (927,052)	$ (599,499)
PEO | Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	323,038	372,875	414,386
PEO | Prior Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	14,728
PEO | Sct Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,110,106	2,997,098	5,830,079
PEO | Sct Option Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,012,792	2,475,660	1,970,346
PEO | YearEnd Fair Value Of Equity Awards Granted In The Covered Year That Are Outstanding And Unvested As Of The Covered YearEnd [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,488,293	4,375,965	7,643,426
PEO | YearOverYear Change In Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of The Covered YearEnd [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(813,409)	1,167,627	2,449,803
PEO | Vesting Date Fair Value Of Equity Awards Granted And Vested In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	713,027	1,370,250	0
PEO | YearOverYear Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	96,827	23,961	(902,267)
PEO | Fair Value As Of PriorYear End Of Equity Awards Granted In Prior Years That Failed To Vest In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dollar Value Of DividendsEarnings Paid On Equity Awards In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,149	7,885	0
PEO | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Change In Actuarial Present Value Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,727,477)	(642,927)	(2,051,879)
Non-PEO NEO | Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,347	86,118	131,937
Non-PEO NEO | Prior Service Cost Of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	4,608
Non-PEO NEO | Sct Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	992,847	784,400	1,246,865
Non-PEO NEO | Sct Option Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	447,847	518,945	418,909
Non-PEO NEO | YearEnd Fair Value Of Equity Awards Granted In The Covered Year That Are Outstanding And Unvested As Of The Covered YearEnd [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	854,453	1,048,192	1,778,869
Non-PEO NEO | YearOverYear Change In Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested As Of The Covered YearEnd [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(175,572)	(229,852)	895,006
Non-PEO NEO | Vesting Date Fair Value Of Equity Awards Granted And Vested In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	109,324	292,838	0
Non-PEO NEO | YearOverYear Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,727	71,519	(155,932)
Non-PEO NEO | Fair Value As Of PriorYear End Of Equity Awards Granted In Prior Years That Failed To Vest In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dollar Value Of DividendsEarnings Paid On Equity Awards In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,795	3,377	795
Non-PEO NEO | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0